RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY RENT EXPENSES

Related party rent expenses are as follows:

	Three Months ended		Six Months ended
	June 30,		June 30,
Related Party	2025	2024	2025	2024
ORR	$29,400	$22,500	$51,900	$45,000
Warehouse Asset Management	46,275	45,000	92,550	90,000
Total	$75,675	$67,500	$144,450	$135,000
Related party rent expenses are as follows:
	Years ended December 31,
Related Party	2024	2023
ORR	$90,000	$90,000
Warehouse Asset Management	167,500	80,400